Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Alcanna
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	54,339	—	54,339
Issuance of common shares	287,129	—	287,129
	341,468	—	341,468

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	23,190	—	23,190
Accounts receivable	1,868	—	1,868
Prepaid expenses and deposits	10,986	—	10,986
Inventory	105,022	—	105,022
Right of use assets	171,866	(31,117)	140,749
Property, plant and equipment	86,059	24,632	110,691
Intangible assets	—	45,100	45,100
Goodwill	280,243	(129,308)	150,935
Accounts payable and accrued liabilities	(36,703)	(44)	(36,747)
Long-term debt	(10,000)	—	(10,000)
Lease liabilities	(232,755)	90,736	(142,019)
Derivative warrants	(58)	(27)	(85)
Non-controlling interest	(58,250)	28	(58,222)
	341,468	—	341,468

Zenabis
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

Final
Extinguishment of senior loan	18,215
18,215

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

Final
Cash	2,509
Accounts receivable	888
Biological assets	909
Prepaid expenses and deposits	1,856
Inventory	4,512
Assets held for sale	6,375
Right of use assets	32
Property, plant and equipment	4,658
Accounts payable and accrued liabilities	(3,437)
Lease liabilities	(87)
18,215

Valens
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Valens loan facility	61,512	—	61,512
Issuance of common shares	83,953	—	83,953
Contingent consideration	—	602	602
	145,465	602	146,067

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	3,615	—	3,615
Accounts receivable	21,361	—	21,361
Marketable securities	876	—	876
Prepaid expenses and deposits	4,980	—	4,980
Inventory	14,140	—	14,140
Assets held for sale	6,330	—	6,330
Right of use assets	2,882	—	2,882
Property, plant and equipment	63,030	(10,938)	52,092
Intangible assets	2,285	(785)	1,500
Goodwill	68,697	12,325	81,022
Accounts payable and accrued liabilities	(34,185)	—	(34,185)
Contractual obligation	(5,339)	—	(5,339)
Lease liabilities	(3,207)	—	(3,207)
	145,465	602	146,067

Superetta
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

Extinguishment of promissory note	2,625
2,625

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

Cash	80
Accounts receivable	30
Prepaid expenses and deposits	141
Inventory	371
Right of use assets	1,129
Property, plant and equipment	2,077
Accounts payable and accrued liabilities	(74)
Lease liabilities	(1,129)
2,625

Inner Spirit
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	92,583	—	92,583
Issuance of common shares	26,216	—	26,216
Contingent consideration	1,150	—	1,150
	119,949	—	119,949

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	9,808	—	9,808
Accounts receivable	750	(327)	423
Prepaid expenses and deposits	853	—	853
Inventory	2,733	2,011	4,744
Right of use assets	—	5,730	5,730
Property, plant and equipment	12,108	(5,730)	6,378
Intangible assets	—	46,000	46,000
Net investment in subleases	23,751	50	23,801
Goodwill	114,537	(42,041)	72,496
Accounts payable and accrued liabilities	(2,678)	—	(2,678)
Convertible debentures	(12,025)	—	(12,025)
Lease liabilities	(29,481)	(50)	(29,531)
Financial guarantee liability	(407)	—	(407)
Deferred tax liability	—	(5,643)	(5,643)
	119,949	—	119,949